INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income taxes recoverable	R$ 331,342	R$ 711,237
Social contribution taxes recoverable	24,944	141,457
Total	R$ 356,286	R$ 852,694